UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10609

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

SMID-Cap Portfolio

March 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 94.8%
Security	Shares	Value

Banks — 2.1%
Umpqua Holdings Corp.	7,684,678	$164,528,956
Westamerica Bancorporation(1)	1,433,011	83,229,279
		$247,758,235

Building Products — 2.3%
Lennox International, Inc.	1,282,970	$262,200,579
		$262,200,579

Capital Markets — 9.9%
Affiliated Managers Group, Inc.	1,475,181	$279,664,814
Artisan Partners Asset Management, Inc., Class A	1,326,774	44,181,574
FactSet Research Systems, Inc.	1,036,462	206,691,252
Morningstar, Inc.	2,017,227	192,685,523
SEI Investments Co.	5,661,765	424,122,816
		$1,147,345,979

Chemicals — 1.2%
RPM International, Inc.	2,810,656	$133,983,972
		$133,983,972

Commercial Services & Supplies — 1.7%
Copart, Inc.(2)	3,993,178	$203,372,556
		$203,372,556

Containers & Packaging — 2.1%
AptarGroup, Inc.	2,713,237	$243,730,080
		$243,730,080

Diversified Consumer Services — 2.1%
ServiceMaster Global Holdings, Inc.(2)	4,713,065	$239,659,355
		$239,659,355

Electrical Equipment — 1.8%
Acuity Brands, Inc.	1,484,599	$206,641,335
		$206,641,335

Electronic Equipment, Instruments & Components — 5.4%
CDW Corp.	4,380,378	$307,984,377
FLIR Systems, Inc.	3,459,895	173,029,349
Trimble, Inc.(2)	4,211,615	151,112,746
		$632,126,472

Security	Shares	Value

Health Care Equipment & Supplies — 6.3%
Dentsply Sirona, Inc.	3,279,655	$164,999,443
Teleflex, Inc.	1,761,486	449,143,700
Varian Medical Systems, Inc.(2)	958,709	117,585,659
		$731,728,802

Health Care Providers & Services — 0.8%
Henry Schein, Inc.(2)	1,313,744	$88,296,734
		$88,296,734

Hotels, Restaurants & Leisure — 2.7%
Aramark	7,944,082	$314,267,884
		$314,267,884

Household Products — 1.5%
Church & Dwight Co., Inc.	3,481,317	$175,319,124
		$175,319,124

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	2,436,441	$254,388,805
		$254,388,805

Insurance — 6.6%
Markel Corp.(2)	389,386	$455,678,966
WR Berkley Corp.	4,204,957	305,700,374
		$761,379,340

IT Services — 9.0%
Broadridge Financial Solutions, Inc.	2,156,042	$236,496,247
Gartner, Inc.(2)	1,855,238	218,213,094
Jack Henry & Associates, Inc.	2,148,409	259,850,068
WEX, Inc.(2)	2,145,428	336,016,933
		$1,050,576,342

Life Sciences Tools & Services — 4.3%
Bio-Rad Laboratories, Inc., Class A(2)	1,231,302	$307,924,004
Bio-Techne Corp.	1,301,680	196,605,747
		$504,529,751

Machinery — 6.9%
Donaldson Co., Inc.	2,869,290	$129,261,514
Graco, Inc.	3,257,829	148,947,942
IDEX Corp.	2,180,715	310,773,695
Nordson Corp.	1,525,128	207,935,952
		$796,919,103

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Marine — 2.1%
Kirby Corp.(1)(2)	3,155,908	$242,847,121
		$242,847,121

Professional Services — 3.4%
TransUnion(2)	6,942,544	$394,197,648
		$394,197,648

Real Estate Management & Development — 2.0%
Jones Lang LaSalle, Inc.	1,306,040	$228,086,826
		$228,086,826

Road & Rail — 4.6%
J.B. Hunt Transport Services, Inc.	2,969,083	$347,828,073
Landstar System, Inc.	1,678,518	184,049,499
		$531,877,572

Software — 10.9%
ANSYS, Inc.(2)	2,860,062	$448,143,115
Blackbaud, Inc.(1)	2,970,536	302,430,270
Fair Isaac Corp.(1)	1,813,604	307,170,109
Manhattan Associates, Inc.(1)(2)	5,017,586	210,136,502
		$1,267,879,996

Specialty Retail — 1.3%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$154,071,111
		$154,071,111

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	2,448,467	$187,136,333
		$187,136,333

Total Common Stocks (identified cost $6,642,841,996)		$11,000,321,055

Short-Term Investments — 5.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	601,261,427	$601,141,175

Total Short-Term Investments (identified cost $601,284,192)		$601,141,175

Total Investments — 100.0% (identified cost $7,244,126,188)		$11,601,462,230

Other Assets, Less Liabilities — 0.0%(4)		$1,982,932

Net Assets — 100.0%		$11,603,445,162

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company (see Note 6).

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018.

(4)	Amount is less than 0.05%.

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2018
Investments —
Unaffiliated investments, at value (identified cost, $5,781,949,683)	$9,700,436,663
Affiliated investment fund, at value (identified cost, $601,284,192)	601,141,175
Affiliated companies, at value (identified cost, $860,892,313)	1,299,884,392
Total Investments, at value (identified cost, $7,244,126,188)	$11,601,462,230
Dividends receivable	$3,853,869
Dividends receivable from affiliated investment fund	736,235
Receivable for investments sold	5,885,708
Total assets	$11,611,938,042

Liabilities
Payable to affiliate:
Investment adviser fee	$7,840,644
Accrued expenses	652,236
Total liabilities	$8,492,880
Net Assets applicable to investors’ interest in Portfolio	$11,603,445,162

Sources of Net Assets
Investors’ capital	$7,246,109,120
Net unrealized appreciation	4,357,336,042
Total	$11,603,445,162

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2018
Dividends	$42,699,348	(1)
Dividends from affiliated investment fund	4,231,015
Total investment income	$46,930,363

Expenses
Investment adviser fee	$44,391,585
Trustees’ fees and expenses	50,750
Custodian fee	806,819
Legal and accounting services	95,788
Miscellaneous	151,599
Total expenses	$45,496,541

Net investment income	$1,433,822

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$43,490,672
Investment transactions — affiliated investment fund	(118,593)
Net realized gain	$43,372,079
Change in unrealized appreciation (depreciation) —
Investments	$1,012,825,529	(2)
Investments — affiliated investment fund	(37,421)
Net change in unrealized appreciation (depreciation)	$1,012,788,108

Net realized and unrealized gain	$1,056,160,187

Net increase in net assets from operations	$1,057,594,009

(1)	Includes $1,859,338 of dividends from affiliated companies (see Note 6).

(2)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $227,224,912 (see Note 6).

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
From operations —
Net investment income (loss)	$1,433,822	$(1,759,363)
Net realized gain	43,372,079	439,026,909
Net change in unrealized appreciation (depreciation)	1,012,788,108	1,047,179,544
Net increase in net assets from operations	$1,057,594,009	$1,484,447,090
Capital transactions —
Contributions	$450,993,385	$1,061,417,190
Withdrawals	(199,628,860)	(203,167,796)
Net increase in net assets from capital transactions	$251,364,525	$858,249,394

Net increase in net assets	$1,308,958,534	$2,342,696,484

Net Assets
At beginning of period	$10,294,486,628	$7,951,790,144
At end of period	$11,603,445,162	$10,294,486,628

21	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2018

Financial Highlights

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(2)	0.83%	0.85%	0.87%	0.87%	0.89%
Net investment income (loss)	0.03	%(2)	(0.02)%	0.01%	0.05%	0.08%	0.12%
Portfolio Turnover	2	%(3)	11%	17%	17%	11%	9%
Total Return	10.23	%(3)	17.48%	16.68%	10.34%	6.53%	29.07%
Net assets, end of period (000’s omitted)	$11,603,445		$10,294,487	$7,951,790	$6,003,622	$5,470,303	$5,090,547

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2018, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of March 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

23

SMID-Cap Portfolio

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

G  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion, 0.73% on net assets of $7.5 billion but less than $10 billion and 0.72% on net assets of $10 billion and over, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2018, the fee will be computed at an annual rate of 0.72% on net assets of $10 billion but less than $15 billion and 0.70% on net assets of $15 billion and over. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended March 31, 2018, the Portfolio’s investment adviser fee amounted to $44,391,585 or 0.79% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $453,791,802 and $167,202,051, respectively, for the six months ended March 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,241,641,246

Gross unrealized appreciation	$4,496,421,806
Gross unrealized depreciation	(136,600,822)

Net unrealized appreciation	$4,359,820,984

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

24

SMID-Cap Portfolio

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the Portfolio’s investment in affiliated companies was $1,299,884,392, which represents 11.2% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended March 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)

Common stocks*
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$307,924,004	(1)	$—	$—	$34,304,074
Blackbaud, Inc.	2,878,519	92,017	—	2,970,536	302,430,270		712,929	—	40,442,502
Fair Isaac Corp.	1,813,604	—	—	1,813,604	307,170,109		—	—	52,358,747
Kirby Corp.	3,155,908	—	—	3,155,908	242,847,121		—	—	34,714,988
Manhattan Associates, Inc.	5,017,586	—	—	5,017,586	210,136,502		—	—	1,555,452
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	154,071,111		—	—	(29,315,658)
Westamerica Bancorporation	1,433,011	—	—	1,433,011	83,229,279		1,146,409	—	(2,092,196)
WEX, Inc.	2,145,428	—	—	2,145,428	336,016,933	(1)	—	—	95,257,003

							$1,859,338	$—	$227,224,912

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Company is no longer an affiliate as of March 31, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$11,000,321,055	*	$—	$—	$11,000,321,055
Short-Term Investments	—		601,141,175	—	601,141,175

Total Investments	$11,000,321,055		$601,141,175	$—	$11,601,462,230

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

8  Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about May 18, 2018.

25

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief

Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: May 24, 2018